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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [   ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Andor Capital Management, L.L.C.
Address:          4 Stamford Plaza
                  107 Elm Street, 7th Floor
                  Stamford, CT 06902

Form 13F File Number:      028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin E. OBrien
Title:            Chief General Counsel
Phone:            203-588-2000

Signature, Place, and Date of Signing:

/s/ Kevin E. OBrien                Stamford, CT               February 10, 2006
--------------------            --------------------        --------------------
    [Signature]                     [City, State]                  [Date]

Report Type (Check only one.):-

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       52

Form 13F Information Table Value Total:                               $2,402,681
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.             Form 13F File Number               Name
     -------          --------------------               -----------------------

      None.



                          Andor Capital Management LLC
                           Form 13F Information Table
                         Quarter ended December 31, 2005


                                                                            Investment Discretion               Voting Authority
                                             Fair                           ---------------------               ----------------
                                            Market
                    Title of     Cusip       Value     SHRS OR   SH/  Put/       Shared  Shared   Other
Issuer               Class       Number   (thousands)  PRN AMT   PRN  Call Sole  Defined  Other   Managers   Sole     Shared  None
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------- -------  -------- ---------- ------ -----
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
3COM CORP            COM       885535104         59      16,500  SH        SOLE                               16,500
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
ADOBE SYS INC        COM       00724F101     83,973   2,272,000  SH        SOLE                            2,272,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
ADVANCED MICRO       COM       007903107    114,322   3,736,000  SH        SOLE                            3,736,000
DEVICES INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
AGERE SYS INC        COM       00845V308        199      15,426  SH        SOLE                               15,426
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
AMERICA MOVIL       SPON ADR   02364W105     44,768   1,530,000  SH        SOLE                            1,530,000
                     L SHS
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
ANALOG DEVICES       COM       032654105     79,273   2,210,000  SH        SOLE                            2,210,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
APPLE COMPUTER       COM       037833100    161,896   2,252,000  SH        SOLE                            2,252,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
ATI TECHNOLOGIES     COM       001941103     38,941   2,292,000  SH        SOLE                            2,292,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
AVAYA                COM       053499109        498      46,694  SH        SOLE                               46,694
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
AVID TECHNOLOGY      COM       05367P100     16,647     304,000  SH        SOLE                              304,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
BROADCOM CORP        CL A      111320107    137,442   2,915,000  SH        SOLE                            2,915,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
CERNER CORP          COM       156782104     25,546     281,000  SH        SOLE                              281,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
COGNIZANT TECH       CL A      192446102     93,552   1,861,000  SH        SOLE                            1,861,000
SOLUTIONS CORP
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
COMVERSE             COM       205862402     26,032     979,000  SH        SOLE                              979,000
TECHNOLOGY INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
EBAY INC             COM       278642103     37,204     860,800  SH        SOLE                              860,800
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
FILENET CORP         COM       316869106      5,170     200,000  SH        SOLE                              200,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
FRSCLE SEMICND       CL B      35687M206        834      33,124  SH        SOLE                               33,124
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
GOOGLE               COM       38259P508    169,346     408,200  SH        SOLE                              408,200
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
HALLIBURTON CO       COM       406216101     80,796   1,304,000  SH        SOLE                            1,304,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
INTEGRATED           COM       458118106     19,282   1,463,000  SH        SOLE                            1,463,000
DEVICE
TECHNOLOGY
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----



                          Andor Capital Management LLC
                           Form 13F Information Table
                         Quarter ended December 31, 2005


                                                                            Investment Discretion               Voting Authority
                                             Fair                           ---------------------               ----------------
                                            Market
                    Title of     Cusip       Value     SHRS OR   SH/  Put/       Shared  Shared   Other
Issuer               Class       Number   (thousands)  PRN AMT   PRN  Call Sole  Defined  Other   Managers   Sole     Shared  None
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ ------- -------  -------- ---------- ------ -----
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----

INTEGRATED           COM       45812P107        644     100,000  SH        SOLE                              100,000
SILICON
SOLUTIONS
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
INTERSIL CORP        CL A      46069S109     25,602   1,029,000  SH        SOLE                            1,029,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
JDS UNIPHASE         COM       46612J101     25,455  10,786,000  SH        SOLE                           10,786,000
CORP
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
JUNIPER NETWORKS     COM       48203R104    138,617   6,216,000  SH        SOLE                            6,216,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
LAM RESH CORP        COM       512807108      7,814     219,000  SH        SOLE                              219,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
LEVEL 3 COMM INC     COM       52729N100     14,181   4,941,000  SH        SOLE                            4,941,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
MARVELL TECH GP      COM       G5876H105     80,153   1,429,000  SH        SOLE                            1,429,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
MAXTOR CORP          COM       577729205      1,477     212,800  SH        SOLE                              212,800
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
MEMC ELECTR          COM       552715104     40,039   1,806,000  SH        SOLE                            1,806,000
MATERIALS INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
MICROSOFT CORP       COM       594918104    160,456   6,136,000  SH        SOLE                            6,136,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
MOTOROLA INC         COM       620076109    169,809   7,517,000  SH        SOLE                            7,517,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
NATIONAL-OILWELL     COM       637071101     67,653   1,079,000  SH        SOLE                            1,079,000
VARCO INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
OMNIVISION TECH      COM       682128103     18,882     946,000  SH        SOLE                              946,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
OPENWAVE SYSTEMS     COM       683718308     10,482     600,000  SH        SOLE                              600,000
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
PALM INC NEW         COM       696643105     13,140     413,223  SH        SOLE                              413,223
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
PORTALPLAYER         COM       736187204      5,381     190,000  SH        SOLE                              190,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
POWER                COM       739276103      5,810     244,000  SH        SOLE                              244,000
INTERGRATIONS
INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
QUALCOMM INC         COM       747525103    132,342   3,072,000  SH        SOLE                            3,072,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
QUANTUM CORP         COM       747906204        549     180,000  SH        SOLE                              180,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SCHLUMBERGER LTD     COM       806857108     59,553     613,000  SH        SOLE                              613,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SEAGATE              COM       G7945J104     54,693   2,736,000  SH        SOLE                            2,736,000
TECHNOLOGY
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SILICON STORAGE      COM       827057100      5,689   1,122,000  SH        SOLE                            1,122,000
TECHNOLOGY INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SIRF TECHNOLOGY      COM       82967H101     10,564     354,500  SH        SOLE                              354,500
HOLDING
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SUNPOWER CORP        COM       867652109     11,421     336,000  SH        SOLE                              336,000
                     CL A
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
SYNAPTICS INC        COM       87157D109     10,160     411,000  SH        SOLE                              411,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
TELLABS INC          COM       879664100      1,090     100,000  SH        SOLE                              100,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
TEXAS                COM       882508104     59,426   1,853,000  SH        SOLE                            1,853,000
INSTRUMENTS INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
TIME WARNER INC      COM       887317105      2,354     135,000  SH        SOLE                              135,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
TRIDENT              COM       895919108      5,400     300,000  SH        SOLE                              300,000
MICROSYSTEMS INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
WESTELL              COM       957541105        360      80,000  SH        SOLE                               80,000
TECHNOLOGIES INC
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
WESTERN DIGITAL      COM       958102105     18,275     982,000  SH        SOLE                              982,000
CORP
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
YAHOO INC            COM       984332106    109,430   2,793,000  SH        SOLE                            2,793,000
----------------   ----------- ---------  ---------- ---------- ---- ---- ------ -------  -------  ------- ---------- ------ -----
TOTAL FAIR                                2,402,681
MARKET VALUE
(in thousands)